Income tax and deferred tax	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Income tax and deferred tax

Note	32 | Income tax and deferred tax

The breakdown of income tax, determined in accordance with the provisions of IAS 12 is as follows:

	12.31.24	12.31.23	12.31.22
Deferred tax	76,640	(204,403)	(27,377)
Difference between provision and tax return	2,210	(930)	1,242
Income tax expense	78,850	(205,333)	(26,135)

The detail of the income tax expense for the year includes two effects: (i) the current tax for the year payable in accordance with the tax legislation applicable to the Company; and (ii) the effect of applying the deferred tax method on the temporary differences arising from the valuation of assets and liabilities for accounting and tax purposes.

The breakdown of deferred tax assets and liabilities is as follows:

	12.31.23	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income / Equity		12.31.24
Deferred tax assets
Tax loss carryforward (1)	57,664	(31,184)	(11,781)	-		14,699
Trade receivables and other receivables	5,301	(2,867)	2,177	-		4,611
Salaries and social security taxes payable	4,329	(2,341)	5,446	(25)	(*)	7,409
Tax liabilities	227	(123)	89	-		193
Provisions	9,777	(5,287)	5,902	-		10,392
Deferred tax asset	77,298	(41,802)	1,833	(25)		37,304

Deferred tax liabilities:
Property, plant and equipment	(615,419)	332,810	(344,659)	-		(627,268)
Trade payables and other payables	15,215	(8,228)	(22,764)	-		(15,777)
Benefit plans	1,541	(833)	-	(1,224)		(516)
Financial assets at fair value through profit or loss	(37,547)	20,305	(16,354)	-		(33,596)
Borrowings	(28)	15	(5,272)	-		(5,285)
Tax inflation adjustment	(206,451)	111,646	52,153	-		(42,652)
Deferred tax liability	(842,689)	455,715	(336,896)	(1,224)		(725,094)

Net deferred tax liability	(765,391)	413,913	(335,063)	(1,249)		(687,790)

	12.31.22	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income / Equity		12.31.23
Deferred tax assets
Tax loss carryforward (1)	112,172	(76,152)	21,644	-		57,664
Trade receivables and other receivables	9,743	(6,613)	2,171	-		5,301
Trade payables and other payables	11,589	(7,868)	11,494	-		15,215
Salaries and social security taxes payable	5,303	(3,600)	2,648	(22)	(*)	4,329
Benefit plans	1,370	(930)	(2)	1,103		1,541
Tax liabilities	292	(198)	133	-		227
Provisions	15,359	(10,427)	4,845	-		9,777
Deferred tax asset	155,828	(105,788)	42,933	1,081		94,054

Deferred tax liabilities:
Property, plant and equipment	(586,982)	317,432	(345,869)	-		(615,419)
Financial assets at fair value through profit or loss	(11,903)	8,081	(33,725)	-		(37,547)
Borrowings	(1,341)	910	403	-		(28)
Tax inflation adjustment	(116,741)	79,253	(168,963)	-		(206,451)
Deferred tax liability	(716,967)	405,676	(548,154)	-		(859,445)

Net deferred tax liability	(561,139)	299,888	(505,221)	1,081		(765,391)

(*)	Note 24 – The Company’s Share-based compensation plan.
(1)	The accumulated tax losses and the years in which they become statute-barred are as follow:

Tax loss - Year of origin	Current value	Year of prescription
2023	41,997	2028
	41,997

As of December 31, 2024 and 2023, the accumulated tax losses do not exceed their recoverable value.

Based on the guidelines provided for in IFRIC 23 “Uncertainty over income tax treatments”, the Company has restated for inflation the cumulative tax losses and fixed assets depreciation, using the wholesale price index, general level (IPIM) and the consumer price index, general level (IPC), respectively. This criterion has been adopted taking into consideration that the effective income tax rate shows a confiscatory result, in line with the Supreme Court of Justice of Argentina’s decision rendered in the case entitled “Telefónica de Argentina SA and Other vs/EN-AFIP-DGI, General Tax Bureau” on October 25, 2022.

The reconciliation between the income tax expense recognized in profit or loss and the amount that would result from applying the applicable tax rate to the accounting profit before taxes, is as follows:

	12.31.24	12.31.23	12.31.22
Income (loss) for the year before taxes	193,278	396,720	(17,879)
Applicable tax rate	35%	35%	35%
Result for the year at the tax rate	(67,647)	(138,852)	6,258

Gain (loss) on net monetary position	317,133	215,432	115,221
Adjustment effect on tax inflation	(172,748)	(280,902)	(148,709)
Non-taxable income	(98)	(81)	(146)
Difference between provision and tax return	2,210	(930)	1,241
Income tax expense	78,850	(205,333)	(26,135)